Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	$ 226,773	$ 212,021
Total loans	235,235	223,329
Total outstanding commitments	477,797	451,841
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	229,546	215,731
Total outstanding commitments	470,046	442,047
Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,679	1,850
Total outstanding commitments	2,939	3,231
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,010	5,748
Total outstanding commitments	4,812	6,563
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,689	7,598
Total outstanding commitments	7,751	9,794
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	70,033	66,223
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	68,075	63,906
Commercial [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,013	1,114
Commercial [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	945	1,203
Commercial [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,958	2,317
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	39,885	36,953
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	38,113	34,096
Commercial Real Estate [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	616	621
Commercial Real Estate [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,156	2,236
Commercial Real Estate [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,772	2,857
Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	51,156	44,018
Residential Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	50,152	42,897
Residential Mortgages [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	5	18
Residential Mortgages [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	999	1,103
Residential Mortgages [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,004	1,121
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	18,021	17,115
Credit Card [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	17,733	16,752
Credit Card [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans
Credit Card [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	288	363
Credit Card [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	288	363
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	47,678	47,712
Other Retail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	47,313	47,294
Other Retail [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	27	36
Other Retail [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	338	382
Other Retail [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	365	418
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	226,773	212,021
Total Loans, Excluding Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	221,386	204,945
Total Loans, Excluding Covered Loans [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,661	1,789
Total Loans, Excluding Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	3,726	5,287
Total Loans, Excluding Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	5,387	7,076
Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,462	11,308
Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,160	10,786
Covered Loans [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	18	61
Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	284	461
Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 302	$ 522